Total Capital and Net (Loss) Income Per Common Unit - Additional Information - Series C-1 and Series D Preferred Units (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended
	Sep. 25, 2017	Jun. 30, 2016	Sep. 30, 2017
Limited Partners' Capital Account [Line Items]
Repurchase of preferred units	$ 260,200
Accrued and unpaid quarterly distributions	$ 10,200
Gain on repurchase			$ (19,971)
Exercise price of warrants (usd per share)	$ 0.01
Series D Warrant
Limited Partners' Capital Account [Line Items]
Exercise price of warrants (usd per share)	$ 4.55	$ 6.05
Warrants (in shares)	2,250,000
Warrants
Limited Partners' Capital Account [Line Items]
Warrants (in shares)			6,750,000
Warrants | Teekay Corporation
Limited Partners' Capital Account [Line Items]
Percent of units owned			26.00%
Warrants | Resolute Investments Ltd
Limited Partners' Capital Account [Line Items]
Percent of units owned			11.00%
Warrants | Brookfield
Limited Partners' Capital Account [Line Items]
Percent of units owned			10.00%
Series C-1 Preferred Units
Limited Partners' Capital Account [Line Items]
Redemption price per share (USD per share)	$ 18.20
Repurchase of convertible preferred units (in units)		8,500,000
Series D Preferred Stock
Limited Partners' Capital Account [Line Items]
Redemption price per share (USD per share)	$ 23.75
Series C Preferred Stock | Induced Exchange of Series C Preferred Units
Limited Partners' Capital Account [Line Items]
Shares converted (in shares)		1,900,000
Series C Preferred Stock | Extinguishment of Series C Preferred Units
Limited Partners' Capital Account [Line Items]
Shares converted (in shares)		8,500,000
Common Units
Limited Partners' Capital Account [Line Items]
Repurchase of convertible preferred units (in units)		8,300,000
Retained Earnings [Member]
Limited Partners' Capital Account [Line Items]
Gain on repurchase			$ 19,971